Commitments and Contingent Liabilities - Financial Instruments with Off-Balance Sheet Risk (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Commitments to extend credit
Financial instruments with off-balance sheet risk
Contract amount	$ 5,179,570	$ 5,192,874	$ 4,777,846
Standby letters of credit
Financial instruments with off-balance sheet risk
Contract amount	105,742	127,840	53,943
Commercial Letters of credit
Financial instruments with off-balance sheet risk
Contract amount	$ 9,315	$ 8,404	$ 10,067